Interest and Finance Costs	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
13.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2025	2024
Interest on long-term debt and other financial liabilities	9,555	8,408
Interest on finance lease liability	363	559
Amortization of deferred finance costs and debt discounts	900	696
Other	112	53
Total	10,930	9,716